Intangible assets	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about intangible assets [abstract]
Intangible assets	Intangible assets
The detail of Intangible Assets - Goodwill at 30 June 2021 and 31 December 2020, based on the cash-generating units giving rise thereto, is as follows:

	EUR million
	30-06-2021	31-12-2020
Banco Santander (Brazil)	3,386	3,109
SAM Investment Holdings Limited	1,444	1,444
Santander Consumer Germany	1,314	1,314
Santander Bank Polska	1,114	1,104
Santander Portugal	1,040	1,040
Santander España	1,027	1,027
Santander Consumer USA	935	904
Santander UK	619	592
Santander Bank National Association	614	594
Banco Santander Chile	577	571
Grupo Financiero Santander (Mexico)	414	399
Santander Consumer Nordics	220	216
Other entities	150	157
Total Goodwill	12,854	12,471
During the first half of 2021 there has been an increase in goodwill of EUR 383 million, mainly due to exchange differences (Note 11), which, in accordance with current regulations, have been recognised with a credit to Other comprehensive income - Items that may be reclassified to profit or loss - Foreign currency translation in equity through the condensed consolidated statement of recognised income and expense.
Note 17 to the consolidated annual accounts for the year ended 31 December 2020 includes detailed information on the procedures followed by Grupo Santander to analyse the potential impairment of the goodwill recognised with the respect to its recoverable amount and to recognise the related impairment losses, where appropriate.
The accounting standard (IAS 36) requires that a cash‑generating unit to which goodwill has been allocated is tested for impairment annually, and whenever there is an indication that the unit may be impaired.
Accordingly, based on the analysis performed of the available information on the performance of the various cash-generating units which might evidence the existence of indicators of impairment, Grupo Santander's directors concluded that in the first six months of 2021 there were no impairment losses which required recognition (see Note 1.c.).
During the second quarter of 2020, considering the economic and business environment resulting from covid-19, market conditions and the existing economic uncertainty, an impairment test was performed for certain CGUs. As a result, the Group recognised goodwill impairment of EUR 10,100 million, mainly associated with Santander UK, Santander Bank Polska, Santander Bank, National Association, Santander Consumer USA and Santander Consumer Nordics.